Other Financing Charges	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Other Financing Charges
10.	Other financing charges:

	Nine months ended
	January 31, 2013	January 31, 2012
Amortization of deferred financing costs	$(5,268)	$(4,953)
Net loss on fair value of derivative financial instruments	(6,683)	(7,892)
Amortization of guaranteed residual values	(1,868)	(1,354)
Interest expense	(11,600)	(4,340)
Interest income	10,219	9,606
Other	(7,265)	(5,084)

	$(22,465)	$(14,017)

16.	Other financing charges:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Write-off of unamortized transaction costs on the senior facility agreement	$—	$47,140	$—
Amortization of deferred financing costs	6,851	7,151	4,036
Loss on interest rate swap	—	8,656	1,182
Net loss (gain) on fair value of derivative financial instruments	5,380	(5,567)	12,935
Amortization of guaranteed residual values	1,852	1,248	542
Interest expense	8,542	6,672	10,616
Interest income	(12,928)	(10,802)	(10,641)
Other	5,365	12,538	2,789

	$15,062	$67,036	$21,459